Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities
Net (loss)/income	$ (30,707)	$ (9,384)
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Gain on disposal of discontinued operations, net of taxes, net of impact of foreign currency translation		(4,215)
Depreciation and amortization	429	638
Amortization of debt discount	9,709	644
Loss on extinguishment of debt	(2,004)
Settled debt with supplier	(1,393)
Finance costs	1,194
PIK interest expense	575
Allowance for doubtful accounts	(12)	(307)
Stock-based compensation		326
Impairment of goodwill and intangibles	5,288	6,028
Fair Value of warrants and conversion options issued for financing costs	1,255
Change in fair value of derivative liabilities	4,447
(Increase) / decrease in assets, net of effect of disposal of subsidiary:
Accounts receivable	1,521	3,303
Prepaid expenses and other current assets	176	160
Increase / (decrease) in liabilities, net of effect of disposal of subsidiary:
Accounts payable	637	(497)
Accrued license fees	(34)	(625)
Accrued compensation	211	(166)
Other liabilities and other items	(556)	(224)
Net cash used in operating activities	(1,829)	(1,909)
Cash flows from investing activities
Purchase of property and equipment	(17)	(88)
Transaction costs		(906)
Cash remaining with disposed subsidiary		(641)
Net cash used in investing activities	(17)	(1,635)
Cash flows from financing activities
Proceeds from new convertible debt	7,000	2,500
Issuance of shares for cash	2,700
Net cash provided by financing activities	9,700	2,500
Effect of exchange rate changes on cash and cash equivalents	100	(2)
Net change in cash and cash equivalents	7,954	(1,046)
Cash and cash equivalents, beginning of period	845	1,891
Cash and cash equivalents, end of period	8,799	845
Supplemental disclosure of cash flow information:
Taxes paid	119	226
Interest paid		1,763
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible note and interest to shares of common stock	8,852
Issuance of warrants with convertible debenture	4,636
Beneficial conversion feature associated with convertible debenture	8,915	1,496
Reclassify derivative liability to additional paid in capital	13,786
Vendor
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Warrants and Stock issued for services	133	76
Services
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Warrants and Stock issued for services	7,302	2,049
Options and Compensation
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Repricing		113
Warrant derivative
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Repricing		$ 172